SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 11 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT ☐

OF 1940

Amendment No. 14 ☒

(Check appropriate box or boxes.)

STRATEGY SHARES

(Exact Name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

Registrant’s Telephone Number, including Area Code

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

(Notice should be sent to the Agent for Service)

With copy to:

Andrew Davalla, Esq.

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

☒ on August 10, 2016 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 8 to the Registration Statement of the Strategy Shares on behalf of US Equity Rotation Strategy ETF (to be renamed the U.S. Market Rotation Strategy ETF) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 8, 2016 (Accession Number 0001580642-16-009259), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until August 10, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 5th day of August, 2016.

STRATEGY SHARES

By: /s/ Andew Davalla

Andrew Davalla

Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated.

      *                                                                                                         August 5, 2016

Jerry Szilagyi, President and Principal Executive Officer Date

      *                                                                                                         August 5, 2016

James Szilagyi, Treasurer and Principal Financial Officer Date

      *                                                                                                         August 5, 2016

Tobias Caldwell, Trustee Date

      *                                                                                                         August 5, 2016

Stephen Lachenauer, Trustee Date

      *                                                                                                         August 5, 2016

Donald McIntosh, Trustee Date

*By:	/s/ Andew Davalla

Andrew Davalla

Attorney-in-Fact